Revenues and Construction Contracts - Summary of Net Sales, After Sales and Eliminations Between Related Parties Resulting from Consolidation (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
From the sale of goods associated to CEMEX's main activities	$ 246,820	$ 239,696	$ 211,258
From the sale of services	3,313	3,110	2,811
From the sale of other goods and services	7,998	7,139	5,230
Total	$ 258,131	$ 249,945	$ 219,299